Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.6%)
Fox Corp.	281,752	10,459
Total		10,459

Consumer Discretionary (8.4%)
Advance Auto Parts, Inc.	61,874	12,925
BorgWarner, Inc.	208,594	9,013
Bridgestone Corp.	69,300	3,287
Cracker Barrel Old Country Store, Inc.	24,396	3,412
Dollar Tree, Inc. *	96,041	9,193
Honda Motor Co., Ltd., ADR	208,626	6,399
Polaris Industries, Inc.	40,702	4,870
Sodexo SA *	77,387	6,776

Total		55,875

Consumer Staples (8.0%)
Conagra Brands, Inc.	373,545	12,652
General Mills, Inc.	76,124	4,554
The J.M. Smucker Co.	42,475	5,098
Kellogg Co.	71,414	4,565
Kimberly-Clark Corp.	49,622	6,572
Koninklijke Ahold Delhaize NV	330,439	10,955
Orkla ASA	536,683	4,918
Sysco Corp.	53,674	4,213
Total		53,527

Energy (4.8%)
Baker Hughes	263,143	6,508
ConocoPhillips	188,476	12,773
Devon Energy Corp.	236,557	8,400
Pioneer Natural Resources Co.	25,860	4,306
Total		31,987

Financials (19.9%)
AFLAC, Inc.	206,701	10,775
The Allstate Corp.	46,647	5,939
Ameriprise Financial, Inc.	26,013	6,871
Arthur J. Gallagher & Co.	17,539	2,607
The Bank of New York Mellon Corp.	325,757	16,887
Capitol Federal Financial, Inc.	248,342	2,853
Chubb, Ltd.	90,824	15,756
Commerce Bancshares, Inc.	17,494	1,219

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
Eastern Bankshares, Inc.	38,823	788
First Hawaiian, Inc.	185,265	5,438
M&T Bank Corp.	51,932	7,755
Northern Trust Corp.	136,422	14,708
Prosperity Bancshares, Inc.	69,465	4,941
Reinsurance Group of America, Inc.	94,826	10,550
State Street Corp.	42,791	3,625
T. Rowe Price Group, Inc.	31,859	6,267
Truist Financial Corp.	198,511	11,643
Westamerica Bancorporation	69,917	3,934
Total		132,556

Health Care (16.0%)
Baxter International, Inc.	4,181	336
Becton Dickinson and Co.	27,638	6,794
Cardinal Health, Inc.	197,915	9,789
Centene Corp. *	75,617	4,712
Cerner Corp.	172,268	12,148
Envista Holdings Corp. *	103,212	4,315
Henry Schein, Inc. *	141,060	10,743
Koninklijke Philips NV	116,130	5,161
McKesson Corp.	45,524	9,077
Quest Diagnostics, Inc.	75,316	10,944
Universal Health Services, Inc. - Class B	83,532	11,558
Zimmer Biomet Holdings, Inc.	142,952	20,923
Total		106,500

Industrials (14.2%)
BAE Systems PLC	959,921	7,256
Beacon Roofing Supply, Inc. *	52,399	2,503
Crane Co.	12,609	1,195
Cummins, Inc.	14,434	3,241
Emerson Electric Co.	118,464	11,159
General Dynamics Corp.	50,814	9,961
Heartland Express, Inc.	271,215	4,345
Hubbell, Inc.	27,983	5,056
IMI, PLC	59,473	1,325
Johnson Controls International PLC	4,327	295

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
MSC Industrial Direct Co., Inc. - Class A	120,617	9,672
nVent Electric PLC	313,869	10,147
Oshkosh Corp.	54,623	5,592
PACCAR, Inc.	72,191	5,697
Republic Services, Inc.	43,237	5,191
Southwest Airlines Co. *	231,268	11,894
Total		94,529

Information Technology (6.1%)
Amdocs, Ltd.	54,449	4,122
CDK Global, Inc.	102,435	4,359
Euronet Worldwide, Inc. *	24,131	3,071
F5 Networks, Inc. *	40,639	8,078
HP, Inc.	308,755	8,448
Juniper Networks, Inc.	164,726	4,533
Open Text Corp.	133,991	6,531
TE Connectivity, Ltd.	11,723	1,609
Total		40,751

Materials (5.2%)
Amcor PLC	233,825	2,710
Axalta Coating Systems, Ltd. *	193,281	5,642
Mondi PLC	361,759	8,842
Packaging Corp. of America	39,289	5,400
Sonoco Products Co.	201,863	12,027
Total		34,621

Real Estate (5.6%)
Equinix, Inc.	6,541	5,168
Essex Property Trust, Inc.	19,111	6,110
Healthcare Trust of America, Inc.	266,341	7,900
Healthpeak Properties, Inc.	262,328	8,783
MGM Growth Properties LLC - Class A	163,383	6,258
Regency Centers Corp.	14,904	1,003
Weyerhaeuser Co.	58,500	2,081
Total		37,303

Utilities (7.4%)
Atmos Energy Corp.	56,313	4,967
Edison International	204,813	11,361
Evergy, Inc.	57,298	3,564
Eversource Energy	49,254	4,027

Mid Cap Value Portfolio

Common Stocks (97.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
NorthWestern Corp.	163,318	9,358
Pinnacle West Capital Corp.	134,869	9,759
Spire, Inc.	71,676	4,385
Xcel Energy, Inc.	26,110	1,632
Total		49,053

Total Common Stocks (Cost: $568,029)		647,161

Investment Companies (0.3%)
Investment Companies (0.3%)
iShares Russell Mid- Cap Value ETF	19,887	2,252
Total		2,252

Total Investment Companies (Cost: $2,327)		2,252

Short-Term Investments (3.3%)
Money Market Funds (3.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	21,951,432	21,951
Total		21,951

Total Short-Term Investments (Cost: $21,951)		21,951

Total Investments (100.8%) (Cost: $592,307)@		671,364

Other Assets, Less Liabilities (-0.8%)		(5,340)

Net Assets (100.0%)		666,024

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	EUR	17,183	19,944	12/31/2021	$261	$—	$261
Buy	Morgan Stanley Capital Services, Inc.	GBP	343	462	12/31/2021	—	(8)	(8)

Mid Cap Value Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	GBP	11,339	15,281	12/31/2021	$195	$—	$195
Buy	Morgan Stanley Capital Services, Inc.	JPY	34,600	311	12/30/2021	—	(1)	(1)
Sell	Morgan Stanley Capital Services, Inc.	JPY	980,985	8,822	12/30/2021	127	—	127
Sell	Morgan Stanley Capital Services, Inc.	NOK	35,463	4,054	12/30/2021	56	—	56

						$639	$(9)	$630

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)

	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$639	—	$639	$(9)	—	—	$(9)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $592,307 and the net unrealized appreciation of investments based on that cost was $79,687 which is comprised of $89,089 aggregate gross unrealized appreciation and $9,402 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$45,812	$10,063	$—
Consumer Staples	37,654	15,873	—
Industrials	85,948	8,581	—
Materials	25,779	8,842	—
All Others	408,609	—	—
Investment Companies	2,252	—	—
Short-Term Investments	21,951	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	639	—

Total Assets:	$628,005	$43,998	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(9)	—

Total Liabilities:	$—	$(9)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand